Transactions and Balances with Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Transactions and Balances with Related Parties [Abstract]
Schedule of Balances with Related Parties
a.	Balances with related parties:

	June 30, 2026		December 31, 2025
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current assets	$-	15	$-	$15
Current liabilities	$218	584	$123	$381
Non-current liabilities	$-	292	$-	$222

Schedule of Transactions with Related Parties
b.	Transactions with related parties (not including amounts described in Note 6c):

	Six months ended		Year ended
	June 30,		December 31,
	2026	2025	2025

Research and development expenses	$124	$55	$216

Schedule of Benefits to Key Management Personnel
c.	Benefits to key management personnel (including directors):

	Six months ended		Year ended
	June 30,		December 31,
	2026	2025	2025
Short-term benefits	$1,065	$549	$1,142

Management fees	$60	$60	$120

Cost of share-based payment	$1,197	$151	$302